Operating leases	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
Operating leases
Operating leases

The Company has operating leases relating to premises, the most significant being its offices in London, Liverpool, Oslo, Stavanger, Singapore, Houston, Rio de Janeiro and Dubai. In the years ended December 31, 2015, 2014 and 2013 rental expenses amounted to $23 million, $24 million and $21 million, respectively. Future minimum rental payments are as follows:

Year	(In US$ millions)
2016	11
2017	10
2018	8
2019	6
2020	6
2021 and thereafter	13
Total	54